Estimated Useful Lives of Major Depreciable Assets (Detail)	12 Months Ended
Mar. 31, 2012 Year
Major wireless telecommunications equipment
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets, Minimum	8
Estimated Useful Lives of Major Depreciable Assets, Maximum	16
Steel towers and poles for antenna equipment
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets, Minimum	30
Estimated Useful Lives of Major Depreciable Assets, Maximum	40
Reinforced concrete buildings
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets, Minimum	42
Estimated Useful Lives of Major Depreciable Assets, Maximum	56
Tools, furniture and fixtures
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Estimated Useful Lives of Major Depreciable Assets, Minimum	4
Estimated Useful Lives of Major Depreciable Assets, Maximum	15